LOANS PAYABLE (Details Narrative) - CAD ($)		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gain on settlement of debt		$ 10,000
Canada emergency business account loan [member]
IfrsStatementLineItems [Line Items]
Repayment of loan	$ 30,000				$ 40,000
Gain on settlement of debt	$ 10,000